Business combination (Details 1) $ in Thousands	1 Months Ended
Jun. 21, 2019 CAD ($)
Purchase consideration:
Fair value of 3,176,658 incremental common shares issued	$ 14,867
Fair value of replacement stock-based awards attributable to pre-acquisition service	682
Purchase consideration	$ 15,549